Income taxes (Tables)	3 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense	Income taxes recognized during the three months ended March 31, 2021 and March 31, 2020, comprise:

	Three Months Ended
	March 31, 2021	March 31, 2020
	(in thousands)
Provision for income taxes	$16,148	$12,590